                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X] Amendment Number: 1

     This Amendment (Check only one): [X] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:


/s/ Carol A. McCoy
---------------------------------------
(Signature)
Birmingham, AL
August 13, 2009

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of  Other Included Managers:           0

Form 13F Information Table Entry Total:      20

Form 13F Information Table Value Total: $43,579 (thousands)

List of Other Included Managers:  None

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                           FORM 13F INFORMATION TABLE

            Column 1          Column 2   Column 3   Column 4           Column 5             Column 6   Column 7       Column 8
    ------------------------  --------  ---------  ---------  ---------------------------  ----------  --------  ------------------
                                                                                                                  Voting authority
            Name of           Title of               Value    Shrs or                      Investment    Other   ------------------
             Issuer             Class     CUSIP    (x $1000)  prn amt   SH/PRN   Put/Call  Discretion  Managers  Sole  Shared  None
    ------------------------  --------  ---------  ---------  -------   ------   --------  ----------  --------  ----  ------  ----
1   AFLAC Inc.                 Common   001055102       1306    42000     SH                  Sole                X
2   Allstate Corp              Common   020002101       3062   125500     SH                  Sole                X
3   Altria Group Inc           Common   02209S103        410    25000     SH                  Sole                X
4   American Express Co        Common   025816109       2905   125000     SH                  Sole                X
5   Archer Daniels
    Midland Co                 Common    39483102        321    12000     SH                  Sole                X
6   Argo Group International
    Holdings Ltd.              Common   G0464B107        298    10561     SH                  Sole                X
7   Bank of America Corp       Common   060505104       1791   135700     SH                  Sole                X
8   Emerson Elec Co            Common   291011104        259     8000     SH                  Sole                X
9   Encana Corp                Common   292505104       3601    72800     SH                  Sole                X
10  General Electric Co        Common   369604103        141    12000     SH                  Sole                X
11  General Mills Inc          Common   370334104       1681    30000     SH                  Sole                X
12  IBM Corp                   Common   459200101       3133    30000     SH                  Sole                X
13  ITT Industries Inc         Common   450911102        312     7000     SH                  Sole                X
14  Johnson & Johnson          Common   478160104        852    15000     SH                  Sole                X
15  Kellogg Co                 Common   487836108        605    13000     SH                  Sole                X
16  Kraft Foods Inc.           Common   50075N104       2357    93000     SH                  Sole                X
17  Parker Hannifin Corp       Common   701094104       2169    50500     SH                  Sole                X
18  Seaboard Corp              Common   811543107       2461     2193     SH                  Sole                X
19  Torchmark Corp             Common   891027104      11890   321000     SH                  Sole                X
20  US Bancorp                 Common   902973304       4025   224600     SH                  Sole                X